Commitments and Contingencies (Details Textual) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Capital Commitments	HKD 69,148
Annual Net Profit Target	HKD 78,000
Percentage Of Net Profit Target Utilization For Bonus	4.00%
Accrued Bonuses, Current		HKD 1,707	HKD 2,428
Line of Credit Facility, Current Borrowing Capacity	HKD 110,200	340,200
Debt Instrument, Unused Borrowing Capacity, Amount	HKD 96,920	HKD 310,977
Kin Sun Sze To [Member]
Commitments And Contingencies [Line Items]
Percentage Of Bonus Entitled	32.00%
Chin Hien Tan [Member]
Commitments And Contingencies [Line Items]
Percentage Of Bonus Entitled	24.00%
Ho Leung Ning [Member]
Commitments And Contingencies [Line Items]
Percentage Of Bonus Entitled	24.00%